Impairment Charges and Restructuring Costs - Summary of Restructuring Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments
Restructuring costs	$ 6	$ 9
Operating segments | CONTAINERBOARD
Disclosure of operating segments
Restructuring costs	2	(1)
Operating segments | BOXBOARD EUROPE
Disclosure of operating segments
Restructuring costs	1	2
Operating segments | SPECIALTY PRODUCTS
Disclosure of operating segments
Restructuring costs	0	1
Operating segments | TISSUE PAPERS
Disclosure of operating segments
Restructuring costs	2	7
Operating segments | TISSUE PAPERS | Lease termination
Disclosure of operating segments
Restructuring costs		3
Operating segments | TISSUE PAPERS | Facility closing
Disclosure of operating segments
Restructuring costs		4
Corporate
Disclosure of operating segments
Restructuring costs	$ 1	$ 0